INCOME TAXES Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.01%	26.01%	26.01%
Reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
Income tax expense (recovery) at Canadian statutory income tax rates of 26.01% (2016 - 26.01%; 2015 - 26.01%)	$ 1,903	$ 5,122	$ (421)
Increase (decrease) in income taxes for:
Permanent and other differences	(1,452)	(2,192)	(464)
Change in statutory/foreign tax rates and foreign exchange rates	1,049	11,581	(979)
Change in valuation allowance	1,571	(11,403)	1,952
Stock-based compensation expense	1,633	1,039	1,206
Adjustment to prior years	(1,581)	163	(234)
Total	$ 3,123	$ 4,310	$ 1,060